SCOUT
BALANCED
FUND


A no-load mutual
fund investing in both
equities and fixed income
obligations with emphasis
on both long-term growth
of capital and high
current income.


Quarterly Report
September 30, 1996


TO THE SHAREHOLDERS

Scout Balanced Fund's total return (price change and reinvested distributions) for the quarter ended September 30, 1996 was 0.59% and since inception (December 6, 1995) the Fund had a return of 3.94%.

Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment returns and share value will fluctuate, and redemption value may be more or less than original cost.

The quarter ended September began with fireworks. The
S&P 500 lost nearly 10% of its value in the first two weeks of July. The bond market had one of its worst days on record on July 5, 1996. Subsequent to these declines, the bond market rebounded and stocks recovered all of their losses and have gone on to record highs. Because we have established a conservative posture, the Fund experienced much less volatility than the broad capital markets during the declines in July.

As interest rates rose throughout the quarter, we lengthened the average maturity of the Fund from 2.5 years to 3.2 years. Credit quality is still an unblemished AAA and the yield to a maturity of the fixed income portion of the Fund is 6.52%.


PIE CHART

Fundamental valuations in the equity markets, especially with large capitalization U.S. stocks, are at record levels. These "blue chips" are trading at lofty multiples to book value, sales, cash flow and adjusted earnings, offering the lowest dividend yield of all time. We have continued to maintain a defensive equity portfolio structure. Stocks accounted for 30.0% of the Fund at quarter end. This portion of the Fund is invested in companies with more favorable fundamental valuations than the "market" or the average equity or balanced fund. This Graham and Dodd approach to equity investing has empirically outperformed growth and momentum styles over full market cycles.

Top 10 Equity Holdings
                                        Market          Percent
                                        Value           of Total
O'Sullivan Industries, Inc.        $    88,750          1.70%
Novell Inc.                             66,000          1.26%
Cyprus Amax Minerals Company            64,500          1.23%
Kerr McGee Corp.                        60,875          1.16%
ACX Technologies                        60,813          1.16%
B I Inc.                                57,750          1.10%
Dominion Resources Inc. VA              56,625          1.08%
Bob Evans Farms Inc.                    53,500          1.02%
Brinker International Inc.              51,000          0.98%
Alcatel Alsthom                         50,625          0.97%
Top 10 Equity Holdings Total:        $ 610,438         11.66%

Note: All market values based on 9/30/96 statement of assets.

Our philosophy, with equity price fully valued and interest rates at relative lows, is one of capital preservation. To quote one of the Fund's directors, "We are in the risk management business." Risk today is high. The typical investor is taking on an excessive amount of risk to reap what we believe will be inferior returns.

Should interest rates and the dollar continue to rise and unemployment rates continue to fall, we think the capital markets would experience some turbulence. We try to be cognizant of the risks in today's investment climate and have built a portfolio that should withstand difficult times.

We welcome new shareholders and appreciate your support. Please feel free to call with questions or comments.


Sincerely,



/s/Christopher P. Bloomstran
Christopher P. Bloomstran, CFA
UMB Investment Advisors


Shares of the Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution, nor are they insured by the Federal Deposit Insurance Corporation or any other applicable deposit insurance. These shares involve investment risks, including the possible loss of the principal amount invested.


FINANCIAL STATEMENTS
Statement of Net Assets
September 30, 1996

                                                                Market
        Shares  Company                                         Value

COMMON STOCKS - 30.00%
BASIC MATERIALS - 5.52%
        8,200   Amax Gold Inc.                          $       46,125
        2,500   Brush Wellman, Inc.                             48,125
        4,500   Calgon Carbon Corp.                             46,687
	3,000 	Cyprus Amax Minerals Co.  			64,500
        2,000   Huntco, Inc. Cl. A                              35,500
          425   International Paper Co.                         18,063
           50   Weyerhaeuser Co.                                 2,306
        1,500   Worthington Industries, Inc.                    30,000
                                                               291,306
CAPITAL GOODS - 1.05%
          800   Browning Ferris Industries                      20,000
        3,000   Giddings & Lewis                                35,625
                                                                55,625
CONSUMER CYCLICAL - 5.07%
	2,000	Bassett Furniture Industries   			47,500
          800   Dillards Dept. Stores, Inc. Cl A                25,800
          200   May Department Stores                            9,725
       10,000   O'Sullivan Industries, Inc.                     88,750
          425   Penney (J.C.) & Co., Inc.                       23,003
        2,500   Stride Rite Corp.                               22,500
          552   Limited (The), Inc.                             10,557
	1,500 	Wal-Mart Stores, Inc.   			39,563
                                                               267,398
CONSUMER STAPLES - 5.82%
          525   Archer-Daniels-Midland Co.                      10,106
        4,000   Bob Evans Farms Inc.                            53,500
        3,000   Brinker International                           51,000
        1,500   Exabyte Corp.                                   22,500
        3,000   Lance, Inc.                                     51,750
        4,000   Mylan Laboratories                              68,500
          600   Rubbermaid, Inc.                                14,700
	2,400	VICORP Restaurants, Inc.  			34,800
                                                               306,856
ENERGY - 2.71%
        1,000   Kerr McGee Corp.                                60,875
          325   Murphy Oil Corp.                                15,681
          750   Phillips Petroleum Co.                          32,063
        1,600   USX-Marathon Group                              34,600
                                                               143,219
FINANCE - 0.47%
        1,000   Unicom Corp.                                    25,125

MISCELLANEOUS - 2.25%
        3,500   ACX Technologies                                60,813
        7,000   B.I. Inc.                                       57,750
                                                               118,563
RAW MATERIALS - 0.45%
          500   New Mont Mining Corp.                           23,625

TECHNOLOGY - 2.51%
        2,000   Apple Computer, Inc.                            44,375
        6,000   Novell, Inc.*                                   66,000
          400   Texas Instruments Inc.                          22,050
                                                               132,425
UTILITIES - 4.15%
	3,000 	Alcatel Alsthom Sponsored ADR  			50,625
	1,500	Dominion Resources Inc. V.A.  			56,625
          500   Florida Progress Corp.                          17,000
	4,150 	Niagara Mohawk Power Corp.   			33,200
	1,050 	Nokia Corp. Sponsored ADR   			46,462
          500   U.S. West Communication Group                   14,875
                                                               218,787
TOTAL COMMON STOCKS - 30.00%                                 1,582,929

GOVERNMENT SPONSORED
ENTERPRISES - 53.13%
$     150,000   Federal Farm Credit Bank,
                        5.40%, due March 6, 1998               148,593
      100,000   Federal Farm Credit Bank,
			Medium Term Notes,
			5.20%, due January 25, 1999 		97,656
      100,000   Federal Home Loan Bank,
                        5.30%, due June 11, 1997                99,672
      100,000   Federal Home Loan Bank,
                        6.055%, due April 17, 1998              99,891
      150,000   Federal Home Loan Bank,
                        5.035%, due January 19, 1999           146,016
      100,000   Federal Home Loan Bank,
                        5.86%, due April 2, 1999                99,078
      100,000   Federal Home Loan Bank,
			5.50%, due January 10, 2001 		96,016
      150,000   Federal Home Loan Bank,
                        6.75%, due April 5, 2004               148,617
      150,000   Federal National Mortgage
			Association,
                        6.745%, due August 1, 2001             150,750
       75,416   Federal National Mortgage
			Association,
                        7.00%, due October 1, 1999              75,342
       67,236   Federal National Mortgage
			Association,
			7.00%, due February 1, 2003 		67,170
       81,098   Federal National Mortgage
			Association,
                        6.00%,  due April 1, 2001               78,470
      100,000   Federal National Mortgage
			Association, Deb.,
                        6.05% due January 12, 1998              99,984
      100,000   Federal National Mortgage
			Association, Deb.,
			5.96%, due October 20, 2000 		97,891
      150,000   Federal National Mortgage
			Association, Deb.,
                        6.99%,  due July 5, 2006               149,766
	5,000	Federal National Mortgage
			Association, Deb., Series U,
                        6.05%, due November 10, 1997             5,000
      150,000   Federal National Mortgage
			Association, Deb., Series K,
                        7.05%, due November 12, 2002           151,992
      100,000   Federal National Mortgage
			Association, Medium Term Notes,
                        6.84%,  due October 3, 1997            101,019
      100,000   Federal National Mortgage
			Association, Medium Term Notes,
                        5.55%, due March 12, 1999               97,766
      150,000   Federal National Mortgage
			Association, Medium Term Notes,
                        6.29%, due October 4, 2000             148,560
      150,000   Federal National Mortgage
			Association, Medium Term Notes,
                        6.71%, due May 21, 2003                149,578
      150,000   Federal National Mortgage
			Association, Medium Term Notes,
                        6.72%,  due August 1, 2005             147,683
      100,000   International Bank for
			Reconstruction &  Development,
                        5.875%, due July 16, 1997              100,000
      100,000   Tennessee Valley Authority,
                        5.95%, due September 15, 1998           99,516
      150,000   Tennessee Valley Authority,  Series D,
                        6.00%, due November 1, 2000            146,930
TOTAL GOVERNMENT SPONSORED
ENTERPRISES - 53.13%                                         2,802,956

U.S. GOVERNMENT SECURITIES - 0.47%
$	5,000 	U.S. Treasury Notes, Series V,
                        4.75%, due February 15, 1997             4,985
	5,000 	U.S. Treasury Notes,
                        6.125%, due May 31, 1997                 5,015
	5,000 	U.S. Treasury Notes,
                        5.625%, due August 31, 1997              4,991
	5,000 	U.S. Treasury Notes,
                        5.375%, due November 30, 1997            4,970
	5,000 	U.S. Treasury Notes,
                        5.125%, due February 28, 1998            4,942
TOTAL U.S. GOVERNMENT
SECURITIES - 0.47%                                              24,903

SHORT-TERM CORPORATE NOTES - 7.56%
      100,000   AIG Funding Corp.,
                        5.30%, due October 10, 1996             99,853
      100,000   duPont E.I. duNemours & Co.,
                        5.25%, due October 7, 1996              99,898
      100,000   Toys "R" Us,
                        5.38%, due October 23, 1996             99,656
      100,000   Wal-Mart Stores Inc.,
                        5.25%, due October 29, 1996             99,577
TOTAL SHORT-TERM
CORPORATE NOTES - 7.56%                                        398,984

REPURCHASE AGREEMENT - 8.15%
      430,000 Northern Trust Co., 5.58%,
                 due October 1, 1996
                 (Collateralized by U.S.
                 Treasury Notes, 6.125%,
                 due August 31, 1998)                          430,000
TOTAL INVESTMENTS - 99.31%                           $       5,239,772

Other assets less liabilities - 0.69%                           36,217

TOTAL NET ASSETS - 100.00%
	(equivalent to $10.24 per share;
	10,000,000 shares of $1.00 par value
	capital shares authorized; 515,341.823
        shares outstanding)                          $       5,275,989

BASIS OF DETERMINING MARKET VALUE. Each investment is valued at the latest sales price on September 30, 1996, as reported by the principal exchange on which the issue is listed. If no sale is reported, or if unlisted, the average of the latest bid and asked price is used.

This report has been prepared for the information of the Shareholders of Scout Balanced Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Scout Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.


BOARD OF DIRECTORS
AND OFFICERS

Board of Directors
  Larry D. Armel
  William E. Hoffman, D.D.S.
  Eric T. Jager
  Stephen F. Rose
  Stuart Wien

Officers
  Larry D. Armel, President
  P. Bradley Adams, Vice President & Treasurer
  Michael A. Brummel, Vice President
  Martin A. Cramer, Vice President & Secretary
  John G. Dyer, Vice President

Investment Counsel
  UMB Bank, n.a., Kansas City, Missouri

Legal Counsel
  Stradley, Ronon, Stevens & Young,
  Philadelphia, Pennsylvania
  John G. Dyer, Kansas City, Missouri

Custodian
  UMB Bank, n.a., Kansas City, Missouri


JONES & BABSON
MUTUAL FUNDS

P.O. Box 410498
Kansas City, MO 64141-0498

TOLL-FREE 1-800-996-2862